IMPACTS ON APPLICATION OF NEW STANDARDS - Retained earnings (Details) - COP ($) $ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Increase in Right of use assets		$ 1,692,116
Net of deferred tax assets		401,002	$ 271,177
Increase in lease liabilities		1,831,585
Net of Effect of changes in foreign exchange rate		104,955	1,043,593	$ 412,878
Decrease in Retained earnings		4,695,010	3,906,945
Adoption of IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Increase in Right of use assets	$ 1,572,446
Net of deferred tax assets	(119,173)
Increase in lease liabilities	1,848,833	$ 1,831,585	$ 1,848,833
Net of Effect of changes in foreign exchange rate	(9,560)
Decrease in Retained earnings	$ 184,248